Directors and Key Management Personnel Emoluments (Tables)	12 Months Ended
Feb. 28, 2023
Disclosure Of Information About Key Management Personnel Text Block Abstract
Schedule of directors and key management personnel emoluments
	Year ended February 28
Figures in Rand thousands	2023	2022	2021

Short-term employee benefits	16,557	13,109	27,775
Post-employment benefits	378	276	590
	16,935	13,385	28,365